JUNE 30, 1999

                                     [LOGO]

                                 BT Mutual Funds
Institutional
Cash Reserves Fund
Semi-Annual Report

Trust: BT Institutional Funds
Investment Advisor: Bankers Trust Company


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--------------------------------------------------------------------------------
Institutional Cash Reserves Fund

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders .................................................       3

Institutional Cash Reserves Fund
  Statement of Assets and Liabilities ..................................       5
  Statement of Operations ..............................................       5
  Statements of Changes in Net Assets ..................................       6
  Financial Highlights .................................................       7
  Notes to Financial Statements ........................................       8

Cash Management Portfolio
  Statement of Net Assets ..............................................      10
  Statement of Operations ..............................................      16
  Statements of Changes in Net Assets ..................................      17
  Financial Highlights .................................................      17
  Notes to Financial Statements ........................................      18


                                ----------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                               -----------------

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Institutional Cash Reserves Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Institutional Cash Reserves Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
In many ways, the semi-annual period ended June 30, 1999 was an after-shock from the global financial crisis that had dominated the money markets throughout 1998.

o As the financial markets began to settle down in the first quarter of 1999 and foreign economies, such as Japan, stabilized and showed signs of recovery, market participants shifted their focus to the strength in the U.S. economy. Although the economic numbers continued to support the strong economy/low inflation scenario, such indicators as robust job growth, low unemployment, and healthy retail sales were perceived as negative for the markets.

o The economy in the second quarter remained very strong. The Federal Reserve Board continued to monitor economic indicators but still did not act, though on May 18th it adopted a policy bias tilted toward higher interest rates. Market expectations of Fed tightening, consumer optimism and spending, above-trend economic growth, and reduced concerns over international turmoil combined to push yields on short-term money market securities significantly higher.

o Over the semi-annual period, the money market yield curve steepened.


The only real relief to the pressures put on the money markets came in March, as developments in Kosovo, Treasury paydowns and softer data supported the short end of the market.

o Market participants exhibited steady demand for short-term U.S. securities as the crisis in Kosovo continued to escalate.

o The budget surplus and expectations of strong April tax receipts also pushed short-end yields lower.

o Strong performance from oil and other commodities kept market participants from buying long-term securities, as inflation fears began to heighten.



As generally expected, at its June 30 meeting, the Federal Reserve Board voted to raise the targeted federal funds rate by 0.25% to 5.00%, on concerns that a strong economy would rekindle inflation.

                                   Ratings(2)
                                    S&P: AAAm
                                  Moody's: AAA

o This action reversed the trend of monetary policy easing through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

o The Federal Reserve Board changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.

                            Status at June 30, 1999
                        Seven day effective yield: 4.98%
                            Average maturity: 46 days
                            Net assets: $2.82 billion

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce highly competitive yields in the Institutional Cash Reserves Fund.


Six months ended               Annualized 7 Day        Annualized 7 Day
June 30, 1999                   Current Yield          Effective Yield
-------------------------------------------------------------------------------
 Institutional
   Cash Reserves Fund(1)             4.87%                   4.98%
-------------------------------------------------------------------------------
 IBC First Tier-Institutional
   Only Money Funds
   Average                           4.62%                   4.73%
-------------------------------------------------------------------------------

For most of the semi-annual period, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.

We also began to implement our strategy for year-end 1999 by taking advantage of the steep yield curve caused by issuers extending their maturities into next year to avoid potential Y2K problems.


MANAGER OUTLOOK
Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o unemployment remains at a thirty-year low

o economic growth has been inordinately robust in historical terms

o oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.



-------------

(1) Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

(2)  Ratings are subject to change and do not remove market risks.

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Institutional Cash Reserves Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments

                       By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

       In the printed version of the document, a pie chart appears which depicts the following plot points:

                        Floating Rate Notes              16%
                        Commercial Paper                 43%
                        Eurodollar
                          Certificates
                          of Deposit                     11%
                        Funding Agreements                2%
                        Certificates of Deposit           1%
                        Yankee
                          Certificates of Deposit        11%
                        Eurodollar Time Deposits         16%

The Federal Reserve Board itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and this other economic and price data, the policy makers also said they must "be especially alert." Thus, we believe, as do many analysts, that there may be further interest rate increases on the horizon. Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be key to U.S. money market performance during the second half of 1999; however, supply and demand factors will likely be even more significant.

For example, we believe issuance of short-term paper may be quite light in the latter part of December and early January. Thus, we intend to continue to implement a barbell strategy within the Portfolio by purchasing fixed and floating rate securities maturing in the first quarter of 2000 as opportunities present themselves.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Cash Reserves Fund, and we look forward to continuing to serve your investment needs for many years ahead.



                              /s/ Darlene M. Rasel
                            -------------------------
                                Darlene M. Rasel
                            Portfolio Manager of the
                            Cash Management Portfolio
                                  June 30, 1999

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Institutional Cash Reserves Fund

Statement of Assets and Liabilities June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Cash Management Portfolio, at Value ........    $2,829,688,886
   Prepaid Expenses .........................................            26,699
                                                                 --------------
Total Assets ................................................     2,829,715,585
                                                                 --------------
Liabilities
   Dividends Payable ........................................        12,698,809
   Due to Banker's Trust ....................................           189,181
   Accrued Expenses .........................................           164,841
                                                                 --------------
Total Liabilities ...........................................        13,052,831
                                                                 --------------
Net Assets ..................................................    $2,816,662,754
                                                                 ==============

Shares Outstanding ($0.001 par value per share, unlimited
   number of shares of beneficial interest authorized) ......     2,816,856,632
                                                                 ==============
Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding) ...............    $         1.00
                                                                 ==============

Composition of Net Assets
   Paid-in Capital ..........................................    $2,816,856,631
   Accumulated Net Realized Loss from
      Investment Transactions ...............................          (193,877)
                                                                 --------------
Net Assets, June 30, 1999 ...................................    $2,816,662,754
                                                                 ==============

--------------------------------------------------------------------------------

Statement of Operations       For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


Investment Income
   Income allocated from Cash Management Portfolio, net .....      $ 73,227,869
                                                                   ------------
Expenses
   Administration and Services Fees .........................           772,823
   Registration Fees ........................................           146,773
   Printing and Shareholder Report Expenses .................             9,292
   Professional Fees ........................................             6,666
   Trustees Fees ............................................             4,462
   Miscellaneous Expenses ...................................            19,681
                                                                   ------------
   Total Expenses ...........................................           959,697
                                                                   ------------
   Less: Expenses Reimbursed and Fees Waived by Bankers Trust          (959,697)
                                                                   ------------
      Net Expenses ..........................................                (0)
                                                                   ------------
Net Investment Income .......................................        73,227,869
Net Realized Gain from Investment Transactions ..............           140,777
                                                                   ------------
Net Increase in Assets from Operation .......................      $ 73,368,646
                                                                   ============

                        See Notes to Financial Statements.

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Institutional Cash Reserves Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               For the                For the
                                                           six months ended          year ended
                                                           June 30, 1999(1)       December 31, 1998
                                                           ----------------       -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ............................      $     73,227,869       $    130,414,445
   Net Realized Gain from Investment Transactions ...               140,777                144,205
                                                           ----------------       ----------------
Net Increase in Net Assets from Operations ..........            73,368,646            130,558,650
                                                           ----------------       ----------------
Distributions to Shareholders
   Net Investment Income ............................           (73,227,868)          (130,414,445)
                                                           ----------------       ----------------
Capital Transactions in Shares of Beneficial Interest
  (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares ....................        21,816,679,141         39,677,902,986
   Dividend Reinvestments ...........................            54,523,370            119,228,918
   Cost of Shares Redeemed ..........................       (21,422,457,486)       (38,978,363,653)
                                                           ----------------       ----------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest ..............................           448,745,025            818,768,251
                                                           ----------------       ----------------
Total Increase in Net Assets ........................           448,885,803            818,912,456
Net Assets
Beginning of Period .................................         2,367,776,951          1,548,864,495
                                                           ----------------       ----------------
End of Period .......................................      $  2,816,662,754       $  2,367,776,951
                                                           ================       ================

------------
(1) Unaudited.

                       See Notes to Financial Statements.

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Institutional Cash Reserves Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Cash Reserves Fund.

                                            For the six                                                            For the period
                                            months ended         For the years ended December 31,                  Jan. 25, 1994(2)
                                               June 30,      ----------------------------------------                    to
                                               1999(1)          1998           1997           1996          1995    Dec. 31, 1994
                                             ----------      ----------     ----------     ----------     --------  -------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ......  $     1.00      $     1.00     $     1.00     $     1.00     $   1.00    $   1.00
                                             ----------      ----------     ----------     ----------     --------    --------
Income from Investment Operations
   Net Investment Income ..................        0.02            0.05           0.05           0.05         0.06        0.04
   Net Realized Gain (Loss)
     from Investment Transactions .........        0.00(3)         0.00(3)        0.00(3)        0.00(3)      0.00(3)    (0.01)
                                             ----------        -------      ----------     ----------     --------    --------
Total from Investment Operations ..........        0.02            0.05           0.05           0.05         0.06        0.03
                                             ----------      ----------     ----------     ----------     --------    --------
Contributions of Capital ..................         --           --             --             --            --           0.01
                                             ----------      ----------     ----------     ----------     --------    --------
Distributions to Shareholders
   Net Investment Income ..................       (0.02)          (0.05)         (0.05)         (0.05)       (0.06)      (0.04)
                                             ----------      ----------     ----------     ----------     --------    --------
Net Asset Value, End of Period ............  $     1.00      $     1.00     $     1.00     $     1.00     $   1.00    $   1.00
                                             ==========      ==========     ==========     ==========     ========    ========
Total Investment Return ...................        2.41%           5.53%          5.58%          5.42%(4)     5.94%       4.32%(4,5)
Supplemental Data and Ratios:
   Net Assets, End of Period
     (000s omitted) .......................  $2,816,663      $2,367,777     $1,548,864     $1,286,737     $820,973    $920,722
   Ratios to Average Net Assets:
      Net Investment Income ...............        4.80%(5)        5.38%          5.45%          5.28%        5.80%       4.32%(5)
      Expenses, Including Expenses of
        the Cash Management Portfolio .....        0.18%(5)        0.18%          0.18%          0.18%        0.18%       0.18%(5)
      Decrease Reflected in Above
        Expense Ratios Due to Expenses
        Reimbursed and/or Fees Waived
        by Bankers Trust ..................        0.08%(5)        0.08%          0.08%          0.08%        0.07%       0.08%(5)

--------------
(1) Unaudited.
(2) The Fund's inception date.
(3) Less than $0.01 per share.
(4) Increased by approximately 0.03% and 0.81% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.
(5) Annualized.

                       See Notes to Financial Statements.

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Institutional Cash Reserves Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Reserves Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933. The Fund began operations and offering shares of beneficial interest January 25, 1994. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's investment was approximately 40% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on a trade date basis.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.18% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest, pursuant to a put agreement, and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Financial Highlights for the period January 25, 1994 (commencement of operations) to December 31, 1994 reflect its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $5,865,995. In 1996, Bankers Trust contributed capital in the amount of $348,087 to reimburse the Fund for capital losses incurred in prior years.

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Institutional Cash Reserves Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Notes 3--Capital Loss Carryforwards
At June 30, 1999, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $316,876 which will expire in 2002, and $17,779 which will expire in 2005.

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Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----

               EURODOLLAR CERTIFICATES OF DEPOSIT - 10.9%
               Abbey National PLC:
$50,000,000     4.92%, 7/15/99 ...............................    $  50,000,000
 25,000,000     4.93%, 10/26/99 ..............................       25,000,000
 22,000,000     5.44%, 3/13/00 ...............................       22,000,000

               ABN Amro,
 25,000,000     4.95%, 10/12/99 ..............................       25,000,224


               Bank of Austria,
 12,000,000     4.88%, 7/22/99 ...............................       12,000,042

               Bank of Scotland:
 20,000,000     4.93%, 8/03/99 ...............................       19,999,086
 30,000,000     4.95%, 8/25/99 ...............................       30,000,000

               Barclays Bank PLC,
 35,000,000     4.875%, 8/16/99 ..............................       35,000,221

               Cariplo,
 50,000,000     4.89%, 7/12/99 ...............................       50,000,000

               Commerzbank,
 10,000,000     5.21%, 2/18/00 ...............................        9,984,609

               Credit Agricole,
 20,000,000     4.95%, 10/12/99 ..............................       20,000,558

               Dresdner Bank,
 25,000,000     4.96%, 9/30/99 ...............................       25,000,940

               Internationale Nederlanden
                U.S. Funding Corp.:
 30,000,000     5.219%, 7/30/99 ..............................       30,000,000
 20,000,000     4.94%, 8/16/99 ...............................       19,999,649
 25,000,000     4.965%, 8/23/99 ..............................       25,000,359
 35,000,000     4.975%, 9/17/99 ..............................       35,000,689
 35,000,000     4.975%, 9/22/99 ..............................       34,999,444
 20,000,000     4.975%, 11/10/99 .............................       20,001,073
 20,000,000     5.155%, 2/22/00 ..............................       19,955,245

               Morgan Guaranty,
 65,000,000     4.95%, 11/10/99 ..............................       64,997,517

               National Australia Bank,
 20,000,000     4.96%, 11/12/99 ..............................       20,000,000


               Norddeutsche Landesbank,
 25,000,000     5.01%, 9/08/99 ...............................       25,000,473

               Paribas SA,
 35,000,000     4.90%, 8/11/99 ...............................       34,995,324

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Rabobank Nederland, N.V.,
$20,000,000     4.87%, 7/26/99 ...............................    $  20,000,135

               Westdeutsche Landesbank:
 45,000,000     4.895%, 7/08/99 ..............................       45,000,000
  8,000,000     4.88%, 7/26/99 ...............................        8,000,048
 37,000,000     4.885%, 8/16/99 ..............................       37,000,000
 12,000,000     4.96%, 8/25/99 ...............................       12,000,000
                                                                  -------------
Total Eurodollar Certificates of Deposit
  (Amortized Cost $775,935,636) ..............................      775,935,636
                                                                  -------------

               YANKEE CERTIFICATES
               OF DEPOSIT - 10.5%
               Bank of Austria,
 15,000,000     5.68%, 8/03/99 ...............................       15,007,915

               Banque Nationale de Paris:
  6,000,000     4.87%, 7/02/99 ...............................        5,999,997
 75,000,000     4.88%, 7/02/99 ...............................       74,999,990

               Barclays Bank PLC,
 75,000,000     4.875%, 7/06/99 ..............................       75,000,052

               Bayerische Hypotheka
                Vereinsbank:
 25,000,000     4.91%, 7/08/99 ...............................       25,000,000
 12,000,000     5.15%, 4/20/00 ...............................       11,999,313

               Bayerische Landesbank,
 91,900,000     4.88%, 7/26/99 ...............................       91,895,584

               Commerzbank:
 25,000,000     5.15%, 9/17/99 ...............................       25,008,053
  5,000,000     5.01%, 1/10/00 ...............................        4,988,355
 20,000,000     4.99%, 2/02/00 ...............................       19,976,825
 20,000,000     5.16%, 2/25/00 ...............................       19,994,955
 25,000,000     5.20%, 3/15/00 ...............................       24,998,170
 20,000,000     5.185%, 3/30/00 ..............................       19,992,800

               Credit Agricole,
 20,000,000     5.285%, 3/01/00 ..............................       20,010,589

               Credit Commercial de France,
 25,000,000     4.85%, 7/12/99 ...............................       25,000,000

               Landesbank Hessen Thuringen,
  3,000,000     5.215%, 2/29/00 ..............................        2,999,120

               Lloyds Bank PLC,
 38,000,000     4.94%, 7/12/99 ...............................       38,000,000

                       See Notes to Financial Statements.

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Cash Management Portfolio

Statement of Net Assets  June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Norddeutsche Landesbank:
$ 8,000,000     5.66%, 7/27/99 ...............................      $ 8,003,180
 10,000,000     5.35%, 5/24/00 ...............................        9,994,821

               Paribas SA:
 22,000,000     4.91%, 7/08/99 ...............................       22,000,000
 25,000,000     4.95%, 8/24/99 ...............................       25,000,000

               Rabobank Nederland, N.V.:
 20,000,000     5.02%, 1/12/00 ...............................       19,952,177
 14,000,000     5.14%, 3/20/00 ...............................       13,975,107

               Royal Bank of Canada:
 13,000,000     5.035%, 2/08/00 ..............................       12,963,073
 15,000,000     5.235%, 3/09/00 ..............................       14,999,338
  5,000,000     5.70%, 7/03/00 ...............................        4,997,586

               Toronto Dominion Bank:
 20,000,000     5.10%, 2/22/00 ...............................       19,994,393
 25,000,000     5.14%, 4/26/00 ...............................       24,988,128

               Union Bank of Switzerland,
 15,000,000     5.155%, 2/25/00 ..............................       14,996,216

               Westdeutsche Landesbank,
 60,000,000     4.87%, 7/06/99 ...............................       60,000,000
                                                                   ------------
Total Yankee Certificates of Deposit
  (Amortized Cost $752,735,737) ..............................      752,735,737
                                                                   ------------
               CERTIFICATES
               OF DEPOSIT - 0.9%
               First Chicago,
 18,000,000     4.87%, 7/08/99 ...............................       17,999,836

               First Union Corp.,
 25,000,000     4.93%, 10/20/99 ..............................       25,000,000

               NationsBank,
  7,000,000     4.99%, 1/11/00 ...............................        6,982,804

               Wachovia Bank,
 10,000,000     4.90%, 1/10/00 ...............................        9,993,056
                                                                    -----------
Total Certificates of Deposit
   (Amortized Cost $59,975,696) ..............................       59,975,696
                                                                    -----------
               EURODOLLAR TIME
               DEPOSITS - 15.7%
               ABN Amro:
 25,000,000     5.10%, 7/14/99 ...............................       25,000,000
 50,000,000     4.98%, 11/12/99 ..............................       50,000,000

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Banque Bruxelles Lambert:
$35,000,000     5.00%, 10/06/99 ..............................    $  35,000,000
 25,000,000     4.98%, 11/10/99 ..............................       25,000,000

               Bayerische Landesbank:
 25,000,000     4.96%, 10/12/99 ..............................       25,000,000
 40,000,000     4.95%, 10/29/99 ..............................       40,000,000

               Commerzbank,
 50,000,000     4.92%, 7/08/99 ...............................       50,000,000

               Den Danske Bank,
 40,000,000     4.955%, 8/27/99 ..............................       40,000,000

               National Australia,
200,000,000     5.75%, 7/01/99 ...............................      200,000,000

               National City Cleveland,
349,448,130     4.875%, 7/01/99 ..............................      349,448,130

               National Westminster,
 75,000,000     5.15%, 9/23/99 ...............................       75,000,000

               Norddeutsche Landesbank,
 25,000,000     4.938%, 9/30/99 ..............................       25,000,000

               Toronto Dominion Bank,
 50,000,000     5.75%, 7/01/99 ...............................       50,000,000

               Westdeutsche Landesbank:
100,000,000     5.875%, 7/01/99 ..............................      100,000,000
 35,000,000     4.93%, 7/22/99 ...............................       35,000,000
                                                                   ------------
Total Eurodollar Time Deposits
  (Amortized Cost $1,124,448,130)                                 1,124,448,130
                                                                  -------------
               FLOATING RATE
               NOTES - 16.2%
               American Express Centurion Bank:
                Monthly Variable Rate,
 30,000,000     4.994%, 2/14/00 ..............................       30,010,665
 20,000,000     4.948%, 3/15/00 ..............................       20,000,000
 25,000,000     4.903%, 4/03/00 ..............................       25,000,267

               Asset Securitization:
                Quarterly Variable Rate,
 40,000,000     5.06%, 3/06/00 ...............................       40,000,000
 30,000,000     5.095%, 3/10/00 ..............................       29,997,948

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets  June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Bank of America:
                Monthly Variable Rate,
$15,000,000     4.985%, 8/18/99 ..............................      $14,999,632
 10,000,000     5.05%, 4/18/00 ...............................       10,006,319

               Bank of Austria:
                Monthly Variable Rate,
 50,000,000     4.888%, 3/15/00 ..............................       49,975,592
                Quarterly Variable Rate,
 25,000,000     4.855%, 7/27/99 ..............................       24,998,951

               Bank of Scotland:
                Monthly Variable Rate,
 25,000,000     4.898%, 3/15/00 ..............................       24,989,559
 25,000,000     4.811%, 5/10/00 ..............................       24,985,190

               Banque Nationale de Paris:
                Monthly Variable Rate,
 40,000,000     4.688%, 7/29/99 ..............................       39,998,182

               Bayerische Hypotheka Vereinsbank:
                Monthly Variable Rate,
100,000,000     4.869%, 4/13/00 ..............................       99,945,109
 25,000,000     4.908%, 4/25/00 ..............................       24,989,925
 25,000,000     4.898%, 5/15/00 ..............................       24,984,830
 10,000,000     4.908%, 5/15/00 ..............................        9,994,394

               Bayerische Landesbank:
                Monthly Variable Rate,
100,000,000     4.843%, 4/10/00 ..............................       99,945,831

               Chase Manhattan Bank:
                Quarterly Variable Rate,
 10,000,000     5.00%, 1/12/00 ...............................       10,002,893
  6,000,000     5.243%, 2/28/00 ..............................        6,008,965
 15,000,000     5.20%, 4/20/00 ...............................       15,028,864

               Corporate Receivables Corp.:
                Quarterly Variable Rate,
 30,000,000     5.003%, 2/16/00 ..............................       30,000,000

               Credit Agricole:
                Monthly Variable Rate,
 30,000,000     4.90%, 3/16/00 ...............................       29,985,298

               First Union Corp.:
                Quarterly Variable Rate,
 10,000,000     5.02%, 10/20/99 ..............................       10,000,000

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               General Electric Capital Corp.:
                Quarterly Variable Rate,
$20,000,000     5.058%, 9/08/99 ..............................     $ 20,000,000
 50,000,000     4.95%, 4/12/00 ...............................       50,000,000
 35,000,000     4.95%, 5/12/00 ...............................       35,000,000

               General Motors Acceptance Corp.:
                Quarterly Variable Rate,
  7,500,000     5.018%, 2/24/00 ..............................        7,499,991
 20,000,000     5.018%, 2/25/00 ..............................       20,001,307

               J.P. Morgan Securities Inc.:
                Daily Variable Rate,
 20,000,000     5.016%, 3/02/00 ..............................       20,000,768
                Quarterly Variable Rate,
 14,000,000     4.999%, 2/23/00 ..............................       13,999,496
  7,820,000     4.95%, 4/06/00 ...............................        7,819,994
 35,000,000     5.13%, 6/23/00 ...............................       35,000,000

               Key Bank:
                Monthly Variable Rate,
 25,000,000     5.033%, 6/26/00 ..............................       24,985,420

               National Westminster:
                Quarterly Variable Rate,
 25,000,000     4.87%, 8/20/99 ...............................       24,997,311

               NationsBank:
                Daily Variable Rate,
 25,000,000     5.05%, 2/04/00 ...............................       24,993,577

               National Rural Utility Corp.:
                Quarterly Variable Rate,
 20,000,000     5.006%, 11/23/99 .............................       20,000,000
 12,000,000     5.178%, 6/26/00 ..............................       11,998,820

               Norwest Corp.:
                Quarterly Variable Rate,
 30,000,000     5.016%, 10/28/99 .............................       29,999,017

               PNC Bank:
                Monthly Variable Rate,
 25,000,000     5.098%, 1/31/00 ..............................       24,994,213

               Societe Generale:
                Monthly Variable Rate,
 35,000,000     4.913%, 5/15/00 ..............................       34,981,747
 25,000,000     4.913%, 5/15/00 ..............................       24,990,428

               Wells Fargo Bank:
                Quarterly Variable Rate,
 23,000,000     5.208%, 4/26/00 ..............................       22,985,454

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Westpac Capital Corp.:
                Quarterly Variable Rate,
$10,000,000     4.816%, 4/17/00 ..............................   $    9,995,243
                                                                 --------------
Total Floating Rate Notes
  (Amortized Cost $1,160,091,200) ............................    1,160,091,200
                                                                 --------------

               COMMERCIAL PAPER - 43.3%
               Abbey National PLC,
 15,000,000     4.82%, 7/08/99 ...............................       14,985,942

               AlliedSignal,
 15,000,000     5.30%, 2/01/00 ...............................       14,525,208

               American General Finance,
 15,000,000     4.83%, 7/26/99 ...............................       14,949,687

               American Home Products,
 15,000,000     4.85%, 7/19/99 ...............................       14,963,625

               Asset Securitization:
 38,000,000     4.94%, 7/12/99 ...............................       37,942,641
 20,000,000     5.05%, 8/16/99 ...............................       19,870,944
 18,000,000     5.25%, 8/31/99 ...............................       17,839,875

               Associates Corp.,
 20,000,000     4.86%, 7/27/99 ...............................       19,929,800

               AT&T Corp.:
 35,000,000     4.82%, 7/16/99 ...............................       34,929,708
 15,000,000     4.79%, 7/27/99 ...............................       14,948,108


               Bank of America:
 15,000,000     4.82%, 8/16/99 ...............................       14,907,617
 10,000,000     4.84%, 11/17/99 ..............................        9,813,122

               BBL North America:
 18,000,000     4.84%, 7/09/99 ...............................       17,980,640
 28,000,000     4.83%, 7/12/99 ...............................       27,958,677

               Bellsouth Telecommunications,
 45,000,000     4.85%, 7/12/99 ...............................       44,933,312

               BP America,
100,000,000     5.80%, 7/01/99 ...............................      100,000,000

               British Telecom,
  6,500,000     4.91%, 7/21/99 ...............................        6,482,269

               BTR Dunlop Finance,
 22,476,000     5.04%, 7/15/99 ...............................       22,431,947


 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Caterpillar Finance,
$27,000,000     5.30%, 7/14/99 ...............................     $ 26,948,325

               Chase Manhattan Bank,
 22,000,000     4.83%, 9/08/99 ...............................       21,796,335

               Coca Cola Co.,
 15,000,000     5.27%, 1/20/00 ...............................       14,554,246

               Corporate Assets Funding Co., Inc.:
 60,000,000     4.82%, 7/15/99 ...............................       59,887,533
 30,000,000     4.82%, 7/21/99 ...............................       29,919,667
 70,000,000     5.05%, 8/16/99 ...............................       69,537,444
 30,000,000     4.90%, 8/23/99 ...............................       29,783,583

               Corporate Receivables Corp.:
 80,000,000     4.82%, 7/15/99 ...............................       79,847,944
 27,000,000     5.05%, 8/12/99 ...............................       26,840,925
 30,000,000     5.05%, 8/13/99 ...............................       29,819,042
 52,000,000     4.88%, 8/16/99 ...............................       51,658,578
 25,000,000     5.24%, 8/17/99 ...............................       24,828,972

               Credit Suisse First Boston,
 30,000,000     4.82%, 8/06/99 ...............................       29,855,400

               Cregem:
 15,000,000     4.80%, 7/13/99 ...............................       14,976,000
 50,000,000     4.83%, 7/30/99 ...............................       49,805,458
 32,000,000     4.84%, 9/10/99 ...............................       31,694,542

               DaimlerChrysler:
 14,000,000     4.90%, 8/02/99 ...............................       13,939,022

               Delaware Funding Corp.:
 36,000,000     5.05%, 7/30/99 ...............................       35,853,550
 30,000,000     4.93%, 8/05/99 ...............................       29,856,208
 12,576,000     4.93%, 8/17/99 ...............................       12,495,056

               Diageo Capital PLC:
 30,000,000     4.85%, 7/06/99 ...............................       29,979,792
 20,000,000     4.85%, 7/15/99 ...............................       19,962,278
 15,000,000     4.81%, 8/16/99 ...............................       14,907,808
 60,000,000     4.84%, 9/24/99 ...............................       59,315,278

               DuPont de Nemours & Co.:
 25,000,000     4.84%, 7/08/99 ...............................       24,976,472
 30,000,000     4.87%, 7/19/99 ...............................       29,926,950

               Emerson Electric,
 25,000,000     5.27%, 1/31/00 ...............................       24,216,819

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Ford Motor Credit:
$50,000,000     5.65%, 7/01/99 ...............................    $  50,000,000
 35,000,000     5.03%, 8/17/99 ...............................       34,770,157

               General Electric Capital Corp.:
 25,000,000     4.82%, 7/15/99 ...............................       24,953,139
 15,000,000     4.89%, 7/22/99 ...............................       14,957,212
 25,000,000     4.83%, 7/28/99 ...............................       24,909,437
 18,000,000     4.78%, 8/02/99 ...............................       17,923,520
 25,000,000     4.83%, 9/30/99 ...............................       24,694,771
 23,000,000     5.20%, 2/02/00 ...............................       22,282,400
 22,000,000     4.95%, 2/07/00 ...............................       21,331,475

               General Electric Capital Corp.:
                International Fund,
 40,000,000     5.31%, 2/15/00 ...............................       38,648,900

               Generale Fund:
 13,163,000     4.88%, 7/14/99 ...............................       13,139,804
 45,000,000     4.82%, 8/05/99 ...............................       44,789,125
 15,000,000     5.23%, 9/13/99 ...............................       14,838,742
 11,300,000     4.80%, 10/27/99 ..............................       11,122,213

               General Motors Acceptance Corp.:
 40,000,000     4.88%, 7/08/99 ...............................       39,962,044
 23,000,000     4.97%, 7/16/99 ...............................       22,952,372
 40,000,000     4.87%, 7/29/99 ...............................       39,848,489
 12,000,000     4.87%, 8/04/99 ...............................       11,944,807
 35,000,000     4.94%, 8/16/99 ...............................       34,779,072
 15,000,000     5.22%, 1/31/00 ...............................       14,534,550

               Gillette Co.,
 15,000,000     5.70%, 7/01/99 ...............................       15,000,000

               Glaxo Wellcome PLC:
 25,300,000     4.80%, 7/29/99 ...............................       25,205,547
 25,000,000     4.82%, 8/10/99 ...............................       24,866,111

               Hydro-Quebec,
 27,000,000     4.80%, 8/12/99 ...............................       26,848,800

               Internationale Nederlanden
                U.S. Funding Corp.,
 25,000,000     4.84%, 7/06/99 ...............................       24,983,194

               J.P. Morgan, Inc.:
 45,000,000     4.82%, 7/06/99 ...............................       44,969,875
 42,000,000     5.03%, 8/16/99 ...............................       41,730,057
 22,000,000     4.90%, 9/15/99 ...............................       21,772,422

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Mellon Financial Co.,
$30,000,000     5.03%, 8/16/99 ...............................      $29,807,183

               MetLife Funding, Inc.,
 52,772,000     4.86%, 7/06/99 ...............................       52,736,344

               Motorola, Inc.,
 20,000,000     5.20%, 8/05/99 ...............................       19,898,889

               National Rural Utilities CFC:
 22,000,000     4.84%, 7/16/99 ...............................       21,955,633
 20,000,000     5.04%, 9/17/99 ...............................       19,781,600

               Panasonic Finance, Inc.,
 40,000,000     5.80%, 7/01/99 ...............................       40,000,000

               Pfizer, Inc.:
 15,349,000     5.80%, 7/01/99 ...............................       15,349,000
 34,900,000     4.95%, 7/15/99 ...............................       34,832,818
 40,500,000     4.98%, 7/19/99 ...............................       40,399,155
 30,000,000     4.98%, 7/22/99 ...............................       29,912,850

               Province of Quebec:
 16,220,000     4.77%, 7/13/99 ...............................       16,194,210
 15,305,000     4.80%, 7/15/99 ...............................       15,276,432

               Quincy Capital Corp.:
 14,035,000     4.87%, 7/06/99 ...............................       14,025,508
 34,145,000     4.87%, 7/07/99 ...............................       34,117,287
 35,000,000     4.86%, 7/13/99 ...............................       34,943,300
 28,493,000     5.05%, 8/03/99 ...............................       28,361,100
 25,000,000     5.05%, 8/13/99 ...............................       24,849,201
 16,000,000     5.08%, 8/17/99 ...............................       15,893,884

               Receivables Capital Corp.:
 27,000,000     4.91%, 7/06/99 ...............................       26,981,588
 10,000,000     5.34%, 7/06/99 ...............................        9,992,584
 15,000,000     4.82%, 7/09/99 ...............................       14,983,933
 45,654,000     4.87%, 7/14/99 ...............................       45,573,712

               Repsol International Finance B.U.:
 34,870,000     4.87%, 7/07/99 ...............................       34,841,830
 25,000,000     4.87%, 7/15/99 ...............................       24,952,654

               Rio Tinto America, Inc.,
 30,000,000     5.04%, 8/16/99 ...............................       29,806,800

               Riverwoods Funding Corp.,
 25,000,000     4.84%, 7/09/99 ...............................       24,973,111

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               Shell Oil Co.,
$17,000,000     4.97%, 7/15/99 ...............................   $   16,967,144

               Union Bank of Switzerland,
100,000,000     5.75%, 7/01/99 ...............................      100,000,000

               USAA Capital Corp.,
  5,000,000     4.83%, 7/15/99 ...............................        4,990,608

               Wachovia Bank:
  8,000,000     4.93%, 2/07/00 ...............................        7,757,883
 25,000,000     5.18%, 2/15/00 ...............................       24,176,236

               Windmill Funding Corp.:
 53,000,000     4.88%, 7/12/99 ...............................       52,920,583
 27,000,000     4.93%, 7/13/99 ...............................       26,955,630
  6,125,000     4.91%, 7/26/99 ...............................        6,104,115
 25,000,000     4.93%, 8/02/99 ...............................       24,890,444
 13,000,000     4.94%, 8/02/99 ...............................       12,942,916
 13,450,000     4.94%, 8/06/99 ...............................       13,383,557
 15,000,000     4.94%, 8/09/99 ...............................       14,919,725
                                                                  -------------
Total Commercial Paper
  (Amortized Cost $3,090,784,031) ............................    3,090,784,031
                                                                 --------------

 Principal
   Amount                   Description                               Value
   ------                   -----------                               -----
               FUNDING AGREEMENTS - 2.2%
               First Allmerica Financial
                Life Insurance Co.:
                Monthly Variable Rate,
$55,000,000     4.90%, 4/17/00(1) ............................   $   55,000,000

               Transamerica Life:
                Monthly Variable Rate,
 35,000,000     4.951%, 6/13/00(1) ...........................       35,000,000

               Travelers Insurance Co.:
                Monthly Variable Rate,
 40,000,000     4.984%, 2/23/00(1) ...........................       40,000,000
 30,000,000     4.97%, 4/03/00(1) ............................       30,000,000
                                                                 --------------
Total Funding Agreements
  (Amortized Cost $160,000,000) ..............................      160,000,000
                                                                 --------------

Total Investments
  (Amortized Cost $7,123,970,430). ...................   99.7%    7,123,970,430

Other Assets in Excess of
  Liabilities ........................................    0.3%       22,449,437
                                                        -----     -------------
Net Assets - 100.0% ..................................  100.0%   $7,146,419,867
                                                        =====    ==============

---------------------

(1) Illiquid security.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
  Interest ................................................       $ 166,249,559
                                                                  -------------
Expenses
  Advisory Fees ...........................................           5,013,875
  Administration and Services Fees ........................           1,671,292
  Professional Fees .......................................              13,334
  Trustees Fees ...........................................               1,935
  Miscellaneous Expenses ..................................                 796
                                                                  -------------
  Total Expenses ..........................................           6,701,232
  Less: Fees Waived by Bankers Trust ......................            (684,734)
                                                                  -------------
     Net Expenses .........................................           6,016,498
                                                                  -------------
Net Investment Income .....................................         160,233,061
Net Realized Gain from Investment Transactions ............             325,021
                                                                  -------------
Net Increase in Net Assets from Operations ................       $ 160,558,082
                                                                  =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the             For the
                                                                             six months ended        year ended
                                                                              June 30, 1999(1)    December 31, 1998
                                                                             -----------------    -----------------
Increase (Decrease)  in Net Assets from:
Operations
   Net Investment Income ..................................................   $   160,233,061     $   286,987,238
   Net Realized Gain from Investment Transactions .........................           325,021             320,470
                                                                              ---------------      --------------
Net Increase in Net Assets Resulting from Operations ......................       160,558,082         287,307,708
                                                                              ---------------      --------------
Capital Transactions
   Proceeds from Capital Invested .........................................    20,588,149,400      85,829,057,272
   Value of Capital Withdrawn .............................................   (19,066,540,604)    (84,691,836,966)
                                                                              ---------------      --------------
Net Increase in Net Assets from Capital Share Transactions ................     1,521,608,796       1,137,220,306
                                                                              ---------------      --------------
Total Increase in Net Assets ..............................................     1,682,166,878       1,424,528,014
Net Assets
Beginning of Period .......................................................     5,464,252,989       4,039,724,975
                                                                              ---------------      --------------
End of Period .............................................................   $ 7,146,419,867     $ 5,464,252,989
                                                                              ===============     ===============


--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                                 For the
                                               six months
                                                  ended                    For the years ended December 31,
                                                 June 30,   --------------------------------------------------------------
                                                 1999(1)        1998         1997         1996          1995         1994
                                               ----------       ----         ----         ----          ----         ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted).....  $7,146,420   $5,464,253   $4,039,725    $3,261,910    $2,615,932    $2,735,025
   Ratios to Average Net Assets:
    Net Investment Income ...................        4.80%(2)     5.37%        5.43%         5.27%         5.77%         4.24%
    Expenses ................................        0.18%(2)     0.18%        0.18%         0.18%         0.18%         0.18%
    Decrease Reflected in Above Expense  ....
      Ratios Due to Expenses Reimbursed
      and/or Fees Waived by Bankers Trust ...        0.02%(2)    0.02%        0.02%         0.02%         0.02%         0.02%

------------------

(1) Unaudited.

(2) Annualized.

                       See Notes to Financial Statements.

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Cash Management Portfolio

Notes to Financial Statements (unaudited)
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Note 1--Organization and Significant Accounting Policies.

A. Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, administrative and service fees amounted to $1,671,292, of which $307,296 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, advisory fees amounted to $5,013,875 of which $921,887 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest, pursuant to a put agreement, and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflect the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds

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Cash Management Portfolio

Notes to Financial Statements (unaudited)
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Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). In November 1998 BT Corp. and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Net Assets

At June 30, 1999 net assets consisted of:

Paid-in Capital                      $7,146,419,867
                                     ==============

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019

[GRAPHIC OMITTED]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager
or write to us at:             BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.

Institutional Cash Reserves                  CUSIP #055924872
BT Institutional Funds                       487SA (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101